LIQUIDITY (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 01, 2022	Apr. 04, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Cash and cash equivalents				$ 11,444	$ 19,689
Accumulated deficit				239,706	192,090
Net cash used in operating activities				47,664	42,519
Stock issuance costs	$ 3,000
Proceeds from debt				$ 0	10,000
Term loan | Secured Debt
Debt Instrument [Line Items]
Proceeds from debt					$ 10,000
Minimum
Debt Instrument [Line Items]
Warrants, callable term			12 months	12 months
Maximum
Debt Instrument [Line Items]
Warrants, callable term			24 months	24 months
Private Placement
Debt Instrument [Line Items]
Gross proceeds from private placement	$ 10,000	$ 40,000	$ 40,000